Borrowed Funds and Subordinated Debentures - Schedule of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 285,310
FHLB borrowings and repurchase agreements:
Debt Instrument [Line Items]
Borrowed funds at December 31	260,000	$ 106,000	$ 77,000
Year-to-date average	110,420	88,754	57,187
Maximum outstanding	260,000	$ 106,000	$ 140,000
Long-term debt	$ 260,000
Rate at December 31	1.59%	1.83%	2.66%
Rate year-to-date average	1.75%	2.21%	3.72%
Repurchase agreements:
Debt Instrument [Line Items]
Year-to-date average	$ 15,000	$ 15,000	$ 15,000
Maximum outstanding	15,000	15,000	15,000
Long-term debt	$ 15,000	$ 15,000	$ 15,000
Rate at December 31	3.67%	3.67%	3.67%
Rate year-to-date average	3.67%	3.67%	3.67%
Subordinated debentures:
Debt Instrument [Line Items]
Year-to-date average	$ 10,310	$ 11,099	$ 15,465
Maximum outstanding	10,310	15,465	15,465
Long-term debt	$ 10,310	$ 10,310	$ 15,465
Rate at December 31	2.40%	2.40%	1.98%
Rate year-to-date average	2.40%	2.35%	1.87%